Discontinued operations (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash flow provided by operating activities	R$ 563	R$ (216)	R$ 2,728
Net cash used in investing activities	(1,597)	2,834	(77)
Net cash used in financing activities	(1,705)	(4,703)	(2,743)
Cash variation in the period	(2,739)	(2,085)	(92)
Discontinued operations [member] | Grupo Exito [Member]
IfrsStatementLineItems [Line Items]
Cash flow provided by operating activities	(723)	1,044	1,950
Net cash used in investing activities	(1,602)	(585)	(655)
Net cash used in financing activities	367	(1,514)	(1,146)
Cash variation in the period	R$ (1,958)	R$ (1,055)	R$ 149